Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease costs
Operating lease costs	$ 8,248	$ 7,932
Short-term lease costs	1,407	1,500
Sublease income	(1,359)	(1,205)
Total net lease cost	8,296	8,227
Operating lease income	1,243	940
Right-of-use assets related to new operating lease liabilities	1,575	323
Operating cash flows from operating leases	$ 8,402	$ 8,330
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Operating leases right-of-use assets (included in other assets on the balance sheets)	$ 39,525	$ 46,244
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Operating lease liabilities (included in other liabilities on the balance sheets)	$ 38,789	$ 44,940
Weighted average remaining lease term for operating leases (in years)	9 years 9 months 21 days	10 years 1 month 20 days
Weighted average discount rate for operating leases	5.25%	5.25%
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 8,066
2023	6,895
2024	6,240
2025	3,957
2026	2,998
2027 & thereafter	21,754
Total commitments	49,910
Less: effect of discounting cash flows to their present value	(11,121)
Operating lease liabilities	$ 38,789	$ 44,940